Summary of Bank Loans and Acceptances (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure of Banks loans and acceptances [Line Items]
Total Loans	$ 771,048	$ 729,012
Allowance for loan losses	6,076	6,390
Total loans and acceptances, net of allowance	786,074	742,672
Residential mortgages	281,032	268,340
Consumer installment and other personal	196,782	189,864
Credit card	32,064	30,738
Business and government	261,170	240,070
Customers' liability under acceptances	19,515	18,448
Loans at FVOCI	1,587	1,602
Loans and acceptances [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	792,150	749,062
Allowance for loan losses [member]
Disclosure of Banks loans and acceptances [Line Items]
Allowance for loan losses	$ 6,076	$ 6,390